Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (50,938)	$ (53,615)	$ (113,074)	$ (63,367)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,717	2,454	2,789	3,171
Trademark written off			1,254
Impairment loss on trade receivable			20,542
Interest expense	220	258	519	620
Changes in operating assets and liabilities:
Accounts receivables	(9,218)	(2,875)	(16,947)	(10,547)
Prepaid expenses	(14)	293	163	(345)
Other payables and accrued liabilities	(4,400)	(3,729)	(4,190)	(38,394)
Cash (used in) from operating activities	(62,633)	(57,214)	(108,944)	(108,862)
Taxation refunded	(1,214)	1,775	2,290
Taxation paid			(1,072)	(988)
Net cash (used in) operating activities	(63,847)	(55,439)	(107,726)	(109,850)
CASH FLOWS FROM INVESTING ACTIVITIES:
Trademark			(1,025)	(1,520)
Investment in investee company			(699)
Investment in Marketable securities	(9,368)
Purchase of Plant and Equipment	(5,221)		(6,048)
Net cash used in investing activities	(14,589)		(7,772)	(1,520)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital	24		4	45,108
Additional paid in capital	72,604		11,996	203,926
(Repayment to) / Advances from directors	(7,471)	(38,789)	(32,107)	74,064
Interest paid	(220)	(258)	(519)	(620)
Payments on finance lease	(440)	(2,424)	(2,902)	(2,619)
Net cash provided / (used) by financing activities	64,497	(41,471)	(23,528)	319,859
Effect of exchange rate changes on cash and cash equivalent	955	(2,584)	3,925	931
Net decrease in cash and cash equivalents	(12,984)	(99,494)	(135,101)	209,420
Cash and cash equivalents, beginning	88,119	223,220	223,220	13,800
CASH AND CASH EQUIVALENTS, END	75,135	123,726	88,119	223,220
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid			(1,072)	(988)
Income taxes refund	(1,214)	1,775	2,290
Interest paid	$ (220)	$ (258)	$ (519)	$ (620)